T.O. RICHARDSON TRUST

SECTOR ROTATION FUND

Annual Report
October 31, 2002

(T.O. RICHARDSON COMPANY LOGO)

December 2, 2002

Dear Fellow Shareholders,

  The following chart and financial statements reflect performance and operations of T.O Richardson Sector Rotation Fund for its fiscal year ending October 31, 2002. This letter updates more recent market information as the stock market has staged a strong seven week rally up to November 29, 2002 - the longest streak of winning weeks for the stock market since 1998.

  The Sector Rotation Fund's performance for the first eleven months of 2002 was down only 11.20% compared with the S&P 500 Stock Index down 18.45% and the Nasdaq Composite Index down 24.18% for the same period.

  We are not yet ready to claim the bear market is over, but certainly the past two months have provided a welcome respite to an historically long market slide. Obviously there are still significant uncertainties on the horizon such as the growth rate of the economy, consumer confidence, unemployment, consumer spending over the holidays, and Iraq. Many of these issues should work themselves out over the next month or two.

  That said, we are optimistic about our ability to make gains in the current market which appears similar to markets of the mid to late 1970s. Smaller company stocks often provide market leadership at the end of a bear market and that is what we are seeing now.

  As always, we thank you for your continued confidence in T.O. Richardson and wish you and your family a happy and healthy holiday season.

   Sincerely,

   /s/Samuel Bailey

   Samuel Bailey, Jr.
   President

         Date            Sector Rotation Fund         S&P 500 Stock Index
         ----            --------------------         -------------------
       12/31/98                 10,000                      10,000
        1/31/99                 11,210                      10,418
        4/30/99                 11,261                      10,905
        7/31/99                 11,650                      10,887
       10/31/99                 12,130                      11,203
        1/31/00                 16,237                      11,495
        4/30/00                 17,715                      12,008
        7/31/00                 16,537                      11,863
       10/31/00                 17,190                      11,884
        1/31/01                 13,735                      11,391
        4/30/01                 11,879                      10,450
        7/31/01                 11,219                      10,163
       10/31/01                 10,600                       8,924
        1/31/02                 10,361                       9,551
        4/30/02                 10,109                       9,130
        7/31/02                  9,270                       7,761
       10/31/02                  8,934                       7,576

This chart assumes an initial investment of $10,000, made on 12/31/98 (inception). Performance reflects fee waivers and does not reflect a non-recurring early withdrawal fee of 1%. In the absence of fee waivers and the
addition of the non-recurring fee, the total return would be reduced.   Returns
shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Unlike the S&P 500, the fund is focused on a few stocks in a small number of sectors and investors are exposed to the risk that a specific sector will fall rapidly in value. The S&P Stock Index is an unmanaged stock index with no fees, therefore, there are differences in performance, risk and expenses between the fund and the index.

                               RATE OF RETURN(%)
                     FOR THE PERIOD ENDED OCTOBER 31, 2002

                                                 YEAR         ANNUALIZED
                                                ENDED       SINCE INCEPTION
                                               10/31/02        12/31/98
                                               --------     ---------------

     T.O. Richardson Sector Rotation Fund      (15.71)%         (2.89)%

     Standard & Poor's 500 Stock Index         (15.11)%         (6.98)%

T.O. RICHARDSON SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                            VALUE
     ------                                                            -----
               COMMON STOCK - 48.2%

               BIOMEDICAL - 5.8%
      5,100    Affymetrix, Inc. *<F2>                              $   133,110
      2,300    Amgen Inc. *<F2>                                        107,088
      2,800    Bio-Rad Laboratories, Inc. - Class A *<F2>              119,308
      2,900    Chiron Corporation *<F2>                                114,550
      7,900    Enzo Biochem, Inc. *<F2>                                115,024
      3,300    InterMune Inc. *<F2>                                    121,209
                                                                   -----------
                                                                       710,289
                                                                   -----------

               DRUGS - 2.1%
      1,200    Forest Laboratories, Inc. *<F2>                         117,588
      1,800    Teva Pharmaceutical Industries Ltd. - ADR (1)<F1>       139,374
                                                                   -----------
                                                                       256,962
                                                                   -----------

               ELECTRONIC COMPONENTS - 7.8%
      9,200    Artisan Components, Inc. *<F2>                          119,876
      5,300    Benchmark Electronics, Inc. *<F2>                       117,978
      4,800    Cymer, Inc. *<F2>                                       120,576
      3,600    Hubbell Incorporated - Class B                          122,220
      6,000    Integrated Circuit Systems, Inc. *<F2>                  122,640
      4,400    Molex Incorporated                                      116,204
      7,100    Thomas & Betts Corporation *<F2>                        117,576
      8,000    Zoran Corporation *<F2>                                 119,920
                                                                   -----------
                                                                       956,990
                                                                   -----------

               HEALTH CARE - 7.4%
      3,800    AMERIGROUP Corporation *<F2>                            110,998
      4,200    First Health Group Corp. *<F2>                          109,116
      4,700    Health Net Inc. *<F2>                                   109,980
      3,500    Odyssey Healthcare, Inc. *<F2>                          122,430
      4,700    PacifiCare Health Systems, Inc. *<F2>                   138,932
      3,000    Triad Hospitals, Inc. *<F2>                             109,500
      2,100    Universal Health Services, Inc. *<F2>                   101,808
      1,400    WellPoint Health Networks Inc. *<F2>                    105,294
                                                                   -----------
                                                                       908,058
                                                                   -----------

               MEDICAL INSTRUMENTS - 4.3%
      4,800    Edwards Lifesciences Corporation *<F2>                  123,312
      4,800    Fisher Scientific International Inc. *<F2>              137,280
      3,300    Medtronic, Inc.                                         147,840
      3,600    Techne Corporation *<F2>                                118,800
                                                                   -----------
                                                                       527,232
                                                                   -----------

               MEDICAL PRODUCTS - 11.2%
      3,900    Alcon, Inc. *<F2> (1)<F1>                               159,978
      4,800    Biomet, Inc.                                            141,408
      4,700    Boston Scientific Corporation *<F2>                     176,861
      2,300    The Cooper Companies, Inc.                              121,900
      4,800    CTI Molecular Imaging, Inc. *<F2>                       108,384
      2,600    Diagnostic Products Corporation                         107,250
      2,800    Henry Schein, Inc. *<F2>                                140,476
      2,500    Stryker Corporation                                     157,750
      2,600    Varian Medical Systems, Inc. *<F2>                      125,372
      3,400    Zimmer Holdings, Inc. *<F2>                             140,148
                                                                   -----------
                                                                     1,379,527
                                                                   -----------

               MEDICAL SERVICES - 4.5%
      6,300    Covance Inc. *<F2>                                      140,364
      6,900    Inveresk Research Group, Inc. *<F2>                     134,481
      3,400    Lincare Holdings Inc. *<F2>                             115,838
      6,400    STERIS Corporation *<F2>                                169,792
                                                                   -----------
                                                                       560,475
                                                                   -----------

               SEMICONDUCTOR EQUIPMENT - 1.1%
        400    Novellus Systems, Inc. *<F2>                             12,640
      6,700    Power Integrations, Inc. *<F2>                          118,188
                                                                   -----------
                                                                       130,828
                                                                   -----------

               THERAPEUTICS - 4.0%
      3,500    Gilead Sciences, Inc. *<F2>                             121,590
      2,900    Neurocrine Biosciences, Inc. *<F2>                      130,210
      4,000    Scios Inc. *<F2>                                        115,440
      2,400    Trimeris, Inc. *<F2>                                    126,960
                                                                   -----------
                                                                       494,200
                                                                   -----------
               TOTAL COMMON STOCKS (Cost $5,765,868)                 5,924,561
                                                                   -----------

               EXCHANGE TRADED FUNDS - 21.5%
     12,600    iShares Nasdaq Biotechnology Index Fund                 643,860
     18,100    iShares Russell 1000 Growth Index Fund                  672,777
     14,700    iShares S&P 500/BARRA Growth Index Fund                 676,935
      6,800    iShares S&P SmallCap 600 Index Fund                     651,780
                                                                   -----------
               TOTAL EXCHANGE TRADED FUNDS (Cost $2,615,759)         2,645,352
                                                                   -----------

 PRINCIPAL
  AMOUNT
 ---------
               SHORT-TERM INVESTMENTS - 36.2%

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.2%
               Federal Home Loan Bank Discount Note
 $2,971,000    1.52%, 11/01/2002                                     2,971,000
                                                                   -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              2,971,000
                                                                   -----------

               VARIABLE RATE DEMAND NOTES#<F3> - 12.0%
    107,328    American Family Financial Services Inc., 1.45%          107,328
    456,585    U.S. Bank, 1.54%                                        456,585
    455,655    Wisconsin Corporate Central Credit Union, 1.46%         455,655
    455,731    Wisconsin Electric Power Company, 1.45%                 455,731
                                                                   -----------
               TOTAL VARIABLE RATE DEMAND NOTES                      1,475,299
                                                                   -----------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $4,446,299)                                     4,446,299
                                                                   -----------
               TOTAL INVESTMENTS - 105.9%
               (Cost $12,827,926)                                   13,016,212

               LIABILITIES, LESS OTHER ASSETS - (5.9)%                (719,270)
                                                                   -----------
               TOTAL NET ASSETS - 100.0%                           $12,296,942
                                                                   -----------
                                                                   -----------

(1)<F1>   Foreign Security.
  *<F2>   Non-income producing security.
  #<F3> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2002.
    ADR   American Depository Receipt.

                     See notes to the financial statements.

T.O. RICHARDSON TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

                                                               T.O. RICHARDSON
                                                               SECTOR ROTATION
                                                                     FUND
                                                               ---------------
ASSETS:
   Investments, at value (cost $12,827,926)                      $13,016,212
   Cash                                                                7,651
   Receivable for investments sold                                   409,600
   Dividends and interest receivable                                   2,233
   Other assets                                                        7,113
                                                                 -----------
   Total Assets                                                   13,442,809
                                                                 -----------

LIABILITIES:
   Payable to Advisor                                                  9,504
   Payable for investments purchased                               1,093,214
   Accrued expenses and other liabilities                             43,149
                                                                 -----------
   Total Liabilities                                               1,145,867
                                                                 -----------

   NET ASSETS                                                    $12,296,942
                                                                 -----------
                                                                 -----------

NET ASSETS CONSIST OF:
   Capital stock                                                 $31,731,844
   Undistributed net realized loss on investments sold           (19,623,188)
   Net unrealized appreciation on investments                        188,286
                                                                 -----------

   TOTAL NET ASSETS                                              $12,296,942
                                                                 -----------
                                                                 -----------

Shares Outstanding                                                 1,924,066
  (No par value, unlimited shares authorized)

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                                     $      6.39
                                                                 -----------
                                                                 -----------

                     See notes to the financial statements.

T.O. RICHARDSON TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

                                                               T.O. RICHARDSON
                                                               SECTOR ROTATION
                                                                     FUND
                                                               ---------------
INVESTMENT INCOME:
   Dividend income (net of foreign withholding taxes of $168)    $   141,044
   Interest income                                                    66,294
                                                                 -----------
   Total investment income                                           207,338
                                                                 -----------

EXPENSES:
   Investment advisory fee                                           249,645
   Federal and state registration                                     15,664
   Administration fee                                                 39,720
   Shareholder servicing and accounting costs                         61,412
   Professional fees                                                  38,035
   Reports to shareholders                                             5,457
   Custody fees                                                       24,852
   Trustees' fees and expenses                                         5,845
   Insurance Expense                                                  12,458
                                                                 -----------

   Total operating expenses before expense reductions and expense
     reimbursement from Advisor (Note 5)                             453,088
   Expense reductions (Note 6)                                      (106,012)
   Expense reimbursement from Advisor                                (22,536)
                                                                 -----------
   Net expenses                                                      324,540
                                                                 -----------
NET INVESTMENT LOSS                                                 (117,202)
                                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on:
      Investments                                                 (2,594,898)
      Option contracts expired or closed                            (300,017)
                                                                 -----------
      Net realized loss                                           (2,894,915)
   Change in unrealized appreciation/depreciation on investments     287,023
                                                                 -----------
   Net realized and unrealized loss on investments                (2,607,892)
                                                                 -----------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                        $(2,725,094)
                                                                 -----------
                                                                 -----------

                     See notes to the financial statements.

T.O. RICHARDSON TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        T.O. RICHARDSON
                                                                      SECTOR ROTATION FUND
                                                              ------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31, 2002    OCTOBER 31, 2001
                                                              ----------------    ----------------
OPERATIONS:
   Net investment income (loss)                                 $  (117,202)        $   351,494
   Net realized loss on:
      Investments                                                (2,594,898)        (15,423,223)
      Option contracts expired or closed                           (300,017)         (1,305,050)
   Change in unrealized appreciation/depreciation
     on investments                                                 287,023          (3,649,870)
                                                                -----------         -----------
   Net decrease in net assets resulting from operations          (2,725,094)        (20,026,649)
                                                                -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (351,025)           (301,649)
   Net realized gains                                                    --         (10,572,611)
                                                                -----------         -----------
   Total distributions                                             (351,025)        (10,874,260)
                                                                -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                      1,900,894           4,585,739
   Issued as reinvestment of dividends                              346,793          10,773,009
   Cost of shares redeemed                                       (8,471,603)        (25,681,180)
                                                                -----------         -----------
   Net decrease in net assets resulting
     from capital share transactions                             (6,223,916)        (10,322,432)
                                                                -----------         -----------

TOTAL DECREASE IN NET ASSETS                                     (9,300,035)        (41,223,341)

NET ASSETS:
   Beginning of period                                           21,596,977          62,820,318
                                                                -----------         -----------
   End of period (including undistributed net investment
     income of $0 and $351,024, respectively)                   $12,296,942         $21,596,977
                                                                -----------         -----------
                                                                -----------         -----------

                     See notes to the financial statements.

T.O. RICHARDSON TRUST
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of beneficial interest outstanding throughout the period.

                                                                                    T.O. RICHARDSON
                                                                                 SECTOR ROTATION FUND
                                                    --------------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                       YEAR ENDED        YEAR ENDED         YEAR ENDED      DECEMBER 31, 1998(1)<F4>
                                                    OCTOBER 31, 2002  OCTOBER 31, 2001   OCTOBER 31, 2000     TO OCTOBER 31, 1999
                                                    ----------------  ----------------   ----------------   ------------------------

PER SHARE DATA:

 Net asset value,
  beginning of period                                    $ 7.71            $16.06             $12.13                 $10.00
                                                         ------            ------             ------                 ------
Income from
  investment operations:
   Net investment income (loss)                           (0.06)(2)<F5>      0.13               0.08                   0.02
   Net realized and unrealized
     gain (loss) on investments                           (1.13)            (5.41)              4.82                   2.11
                                                         ------            ------             ------                 ------
Total from investment operations                          (1.19)            (5.28)              4.90                   2.13
                                                         ------            ------             ------                 ------
Less distributions:
   Dividends from
     net investment income                                (0.13)            (0.09)             (0.02)                    --
   Distributions from
     net realized gains                                      --             (2.98)             (0.95)                    --
                                                         ------            ------             ------                 ------
Total distributions                                       (0.13)            (3.07)             (0.97)                    --
                                                         ------            ------             ------                 ------
Net asset value, end of period                           $ 6.39            $ 7.71             $16.06                 $12.13
                                                         ------            ------             ------                 ------
                                                         ------            ------             ------                 ------
Total return                                             (15.71)%          (38.33)%            41.72%                 21.30%(3)<F6>

Supplemental data and ratios:
   Net assets,
     end of period (000's)                              $12,297           $21,597            $62,820                $33,780
   Ratio of net operating
     expenses to average
     net assets                                            1.95%(6)(7)       1.55%(6)(7)        1.86%(5)(7)            1.95%(4)(6)
                                                               <F9><F10>         <F9><F10>          <F8><F10>              <F7><F9>
   Ratio of net investment income
     (loss) to average net assets                         (0.70)%(6)         1.04%(6)           0.56%(5)               0.36%(4)(6)
                                                                 <F9>             <F9>               <F8>                  <F7><F9>
   Portfolio turnover rate                              1007.45%           742.97%            863.94%                946.15%

(1)<F4>   Commencement of operations.
(2)<F5> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F6>   Not annualized.
(4)<F7>   Annualized.
(5)<F8> Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the period ended October 31, 2000 was 0.05%.
(6)<F9> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the periods ended October 31, 2002, October 31, 2001 and October 31, 1999 would have been 2.09%, 1.55% and 2.51%, respectively. The ratio of net investment income
          (loss) to average net assets, excluding reimbursements and waivers for the periods ended October 31, 2002, October 31, 2001 and October 31, 1999 would have been (0.84%), 1.04% and (0.20)%, respectively.
(7)<F10> The net operating expense ratio includes expense reductions from directed brokerage credits. The ratio excluding expense reductions from directed brokerage credits for the periods ended October 31, 2002, October 31, 2001 and October 31, 2000 was 2.59%, 2.08% and
          1.95%, respectively.

                     See notes to the financial statements.

T.O. RICHARDSON TRUST
NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2002

1. ORGANIZATION

   The T.O. Richardson Sector Rotation Fund (the "Fund") is a series of the T.O. Richardson Trust (the "Trust"), a voluntary business association organized on June 2, 1998 in the Commonwealth of Massachusetts, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The principal investment objective of the Fund is to seek capital appreciation with some protection against down markets. The Fund commenced operations on December 31, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

  (a) Investment Valuation

      Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which they are usually traded or, if there is no such reported sale, securities are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by pricing services that use electronic data processing techniques to determine values. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Trustees. The Board of Trustees may approve the use of pricing services to assist the Fund in determining the Net Asset Value.

  (b) Federal Income and Excise Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income and excise taxes.

  (c) Distributions to Shareholders

      Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications would be made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

  (d) Security Transactions and Investment Income

      Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discount for debt securities are amortized over the life of the security.

  (e) Purchased Option Accounting

      Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

  (f) Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund were as follows:

T.O. RICHARDSON SECTOR ROTATION FUND

                                         YEAR ENDED
                                      OCTOBER 31, 2002
                                 ---------------------------
                                      $             SHARES
                                 ------------      ---------
   Shares sold                   $  1,900,894        264,451
   Shares issued to
     holders in
     reinvestment
     of dividends                     346,793         46,055
   Shares redeemed                 (8,471,603)    (1,187,777)
                                  -----------      ---------
   Net decrease                   $(6,223,916)      (877,271)
                                  -----------
                                  -----------
   Shares Outstanding:
     Beginning of period                           2,801,337
                                                   ---------
     End of period                                 1,924,066
                                                   ---------
                                                   ---------

                                         YEAR ENDED
                                      OCTOBER 31, 2001
                                 ---------------------------
                                      $             SHARES
                                 ------------      ---------
   Shares sold                   $  4,585,739        506,248
   Shares issued to
     holders in
     reinvestment
     of dividends                  10,773,009      1,000,279
   Shares redeemed                (25,681,180)    (2,616,025)
                                  -----------      ---------
   Net decrease                  $(10,322,432)    (1,109,498)
                                  -----------
                                  -----------
   Shares Outstanding:
     Beginning of period                           3,910,835
                                                   ---------
     End of period                                 2,801,337
                                                   ---------
                                                   ---------

4. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of securities, excluding short-term investments by the Fund for the period ending October 31, 2002, were as follows:

                  T.O. RICHARDSON
                SECTOR ROTATION FUND
                --------------------
   Purchases        $79,941,753
   Sales            $73,950,224

   There were no purchases or sales of long-term U.S. government securities by the Fund.

5. INVESTMENT ADVISORY AGREEMENT

   The Trust has an Investment Advisory Agreement (the "Agreement") with T.O. Richardson Company, Inc. (the "Advisor") with whom certain Officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.50% of the Fund's average daily net assets.

   For the period November 1, 2001 through January 13, 2002, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund (exclusive of brokerage, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's total operating expenses did not exceed 1.95% of its average
daily net assets.   For the period January 14, 2002 through October 31, 2002,
the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund (exclusive of brokerage, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's total operating expenses, net of directed brokerage credits, did not exceed 1.95% of its average daily net assets. The Advisor may recover from the Fund the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the year ending October 31, 2002, the Advisor waived investment advisory fees totaling $22,536 for the Fund.

   Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

           YEAR OF                   SECTOR ROTATION
          EXPIRATION                       FUND
          ----------                 ---------------
          10/31/2002                     $29,560
          10/31/2004                     $45,846
          10/31/2005                     $22,536

6. EXPENSE REDUCTIONS

   The Advisor had directed certain of the Fund's portfolio trades to brokers at best price and execution and has generated directed brokerage credits to reduce certain service provider fees. Shareholders benefit under this arrangement as the net expenses of the Fund do not include such service provider fees. For the period ended October 31, 2002, the total operating expenses of the Fund were reduced by $106,012, by utilizing directed brokerage credits. Directed brokerage credits resulted in an expense ratio being charged to shareholders of 1.95%. In accordance with Securities and Exchange Commission requirements, such amounts are required to be shown as an expense and have been included in each of the service provider fees in the Statements of Operations.

7. INFORMATION FOR FEDERAL INCOME TAX PURPOSES

Cost of Investments                                        $12,827,926

Gross Unrealized Appreciation                              $   339,754
Gross Unrealized Depreciation                                 (151,468)
                                                           -----------
Net Unrealized Appreciation
  on Investments                                           $   188,286
                                                           -----------
                                                           -----------

Undistributed Ordinary Income                              $        --
Undistributed Long-Term Gain                               $        --

   The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2002 and capital loss carryovers as of October 31, 2002 are as follows:

     ORDINARY          LONG-TERM                NET            CAPITAL LOSS
      INCOME         CAPITAL GAIN          CAPITAL LOSS         CARRYOVER
     DIVIDENDS       DISTRIBUTIONS        CARRYOVER*<F11>       EXPIRATION
     ---------       -------------        ---------------       ----------
      $351,025          $     --            $16,728,273         10/31/2009
                                            $ 2,894,915         10/31/2010

*<F11> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

8. CHANGE OF AUDITORS

   On December 11, 2001, the Board of Trustees selected Arthur Andersen LLP, 100 East Wisconsin Avenue, P.O. Box 1215, Milwaukee, Wisconsin, 53201-1215 as the T.O. Richardson Trust's (the "Trust") independent auditors for the fiscal year ended October 31, 2002. On June 15, 2002, Arthur Andersen LLP was convicted of obstruction of justice arising out of the destruction of documents relating to Arthur Andersen's audit of Enron Corp. In light of the conviction and other events surrounding Arthur Andersen LLP, the Board of Trustees determined that it would no longer be appropriate to retain Arthur Andersen LLP as the Trust's independent auditors for the year ended October 31, 2002, and, accordingly, on June 11, 2002, terminated the selection of Arthur Andersen LLP as the Trust's independent auditors.

   During the interim period between December 11, 2001 and June 11, 2002 (the date that the Board of Trustees determined to terminate the selection of Arthur Andersen LLP as the Trust's independent auditors), there were no disagreements between the Trust and Arthur Andersen LLP. The decision to dismiss Arthur Andersen LLP as the Trust's independent auditors was approved by the Audit Committee of the Trust's Board of Trustees.

   As permitted by the emergency rules and orders released by the Securities and Exchange Commission on March 18, 2002, the Audit Committee of the Trust's Board of Trustees, on June 11, 2002, selected Ernst & Young LLP as the independent auditors of the Trust for the year ended October 31, 2002.

T.O. RICHARDSON SECTOR ROTATION FUND
REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of T.O. Richardson Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of T.O. Richardson Trust (a Massachusetts voluntary business association comprised of the T.O. Richardson Sector Rotation Fund) (the "Fund"), as of October 31, 2002, the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented herein for the periods prior to October 31, 2002, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the statement of changes in net assets and financial highlights in their report dated November 28, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the T.O. Richardson Sector Rotation Fund at October 31, 2002, and the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Milwaukee, Wisconsin
November 27, 2002

T.O. RICHARDSON TRUST
ADDITIONAL INFORMATION

INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-800-643-7477.

                                                                                            # of
                                                                                            Portfolios
                                                                                            in Fund      Other
                                          Term of                                           Complex      Directorships
                            Position(s)   Office and                                        Overseen     Held by
Name, Address               Held with     Length of     Principal Occupation                by Trustee   Trustee
and Age                     the Fund      Time Served   During Past Five Years              or Officer   or Officer
-------------               -----------   -----------   ----------------------              ----------   -------------
Samuel Bailey, Jr. *<F12>   President,    Since         President of the Advisor and            1        Director, T.O.
T.O. Richardson             Treasurer,    June 1998     of T.O. Richardson Securities,                   Richardson Company,
  Company, Inc.             and Trustee                 Inc., since 1989                                 Inc., Renbrook School,
Two Bridgewater Road                                                                                     New Britain Museum
Farmington, CT  06032
Age: 62

John R. Birk                Independent   Since         John R. Birk & Associates, since        1        Director, Security
112 Harbourmaster Court     Trustee       June 1998     September 1995                                   Associates International;
Ponte Vedra                                                                                              Director, Pleasants
  Beach, FL  32082                                                                                       Hardward Corp.; Director,
Age: 51                                                                                                  Specialty Products &
                                                                                                         Insulation Company;
                                                                                                         Director, Convergent
                                                                                                         Label Technologies, Inc.

Mr. David B.H. Martin, Jr.  Independent   Since         Partner, Covington & Burling law        1        Director, Westover
Covington & Burling         Trustee       September     firm, 2001 to present. Director of               School, First Night
1201 Pennsylvania                         2002          Corp. Finance Division at SEC, Jan.              Alexandria, Inc. and
  Avenue, NW                                            2000 to Jan. 2002.  Partner Hogan &              Jubilee Jobs, Inc.
Washington, DC  20004-2401                              Hartson law firm, Jan. 1987 to
Age:  56                                                Dec. 1999

Robert T. Samuels           Independent   Since         ABS Development Company, from           1        Trustee, Joslin
433 South Main Street       Trustee       June 1998     1989 to June 1994; Partner, Balfour              Diabetes Center;
West Hartford, CT  06110                                Venture Capital Company, since                   Round of Chancellors,
Age:  68                                                June 1994                                        Juvenile Diabetes
                                                                                                         Center

L. Austine Crowe            Vice          Since         Executive Vice President of the         1        Director, T.O.
T.O. Richardson             President     June 1998     Advisor, since 1990; Vice President              Richardson Company,
  Company, Inc.                                         of the Distributor                               Inc.
Two Bridgewater Road
Farmington, CT  06032
Age: 60

Kathleen M. Russo           Secretary     Since         Senior Vice President of the Advisor,   1        Director, T.O.
T.O. Richardson                           June 1998     since June 1998; Vice President and              Richardson Company,
  Company, Inc.                                         Secretary of the Distributor, since              Inc.
Two Bridgewater Road                                    1995; Vice President of Operations
Farmington, CT  06032                                   of the Advisor from July 1990 to
Age: 39                                                 June 1998

*<F12> Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

T.O. Richardson Company, Inc.
Two Bridgewater Road
Farmington, Connecticut 06032-2256
800.235.1022

For more information about the
T.O. Richardson Trust Mutual Funds
call 800.643.7477
www.torich.com

Shares distributed through
T.O. Richardson Securities, Inc.,
affiliate of the advisor,
T.O. Richardson Company, Inc.